Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Share-Based Compensation [Abstract]
Share-Based Compensation

16.Share-based compensation

ADBV Long-Term Incentive Plan

During 2008, the Company implemented a long-term incentive plan to reward employees for increases in the fair value of the Company’s stock subsequent to the date of grant. In accordance with this plan, in fiscal years 2008, 2009 and 2010 the Company granted units (called “CADs”) to certain employees, pursuant to which the employees are entitled to receive, when vested, a cash payment equal to the appreciation in fair value over the base value. The awards vest over a requisite service period of five years as follows: 40% at the second anniversary of the date of grant and 20% at each of the following three years. The exercise right is cumulative and, once such right becomes exercisable, it may be exercised in whole or in part during quarterly window periods until the date of termination, which occurs at the fifth anniversary of the date of grant. Exercisable outstanding awards at the date of termination are automatically settled by the Company.

The Company recognizes compensation expense related to these benefits on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The accrued liability is remeasured at the end of each reporting period until settlement. Effective December 31, 2010 the Company changed the method of measuring its liability awards from the intrinsic value method (i.e. difference between the current fair value and the base value) to a fair value method using the Black & Scholes model. The current fair value for purposes of determining the intrinsic value was based on a formula determined and approved by the Company’s Board of Directors. At December 31, 2010 the Company considered the estimated initial public offering price per class A share ($16.50) in determining the fair value of the awards because the Company’s Board of Directors decided that on a going forward basis the fair value would be based on the market price instead of the formula that had previously been used to value such awards.

The following variables and assumptions have been used by the Company for purposes of measuring its liability awards at December 31, 2013 and 2012:

	2013	2012
Current price (i) .........................................	12.12	11.96
Weighted-average base value of outstanding units	6.76	6.22
Expected volatility (ii).................................	32.3%	37.3%
Dividend yield.............................................	2.0%	2.0%
Risk-free interest rate...................................	0.1%	0.4%
Expected term...........................................	last vesting date	last vesting date

(i)	Equal to the quoted market price per share at the end of the year.
(ii)	Based on implied volatility of the Company’s class A shares.

16.Share-based compensation (continued)

ADBV Long-Term Incentive Plan (continued)

The following table summarizes the activity under the plan for fiscal years 2013, 2013 and 2011:

	Units	Weighted-average base value	Weighted-average fair value
Outstanding at December 31, 2010...................	3,534,414	5.54	10.94
Exercised (i).........................................................	(525,017)	5.19
Forfeited................................................................	(85,815)	5.02
Outstanding at December 31, 2011...................	2,923,582	5.82	14.44
Exercised (ii).........................................................	(696,067)	4.61
Forfeited................................................................	(98,294)	5.62
Outstanding at December 31, 2012...................	2,129,221	6.22	5.79
Exercised (iii).......................................................	(1,022,347)	5.69
Forfeited................................................................	(88,568)	6.32
Outstanding at December 31, 2013...................	1,018,306	6.76	5.23
Exercisable at December 31, 2013.....................	451,873	7.46	4.55

(i)	The total amount paid for these exercises was $9,841.

(ii) The total amount paid for these exercises was $5,811. At December 31, 2012 the Company maintained a current payable of $907 related to these exercises that is disclosed within “accrued payroll and other liabilities” in the Company’s balance sheet.

(iii) The total amount paid for these exercises was $7,857.

The following table provides a summary of the plan at December 31, 2013:

	Vested (i)	Non-vested (ii)	Total

Number of units outstanding .....................................	451,873	566,433	1,018,306
Weighted-average fair market value per unit...................	4.55	5.78	5.23
Total fair value of the plan.........................................	2,057	3,272	5,329
Weighted-average accumulated percentage of service.....	100	87.57	92.37
Accrued liability (iii)...................................................	2,057	2,865	4,922
Compensation expense not yet recognized (iv)...............	-	407	407

(i) Related to exercisable awards.
(ii) Related to awards that will vest between fiscal years 2014 and 2015.

(iii) The total accrued liability of $4,922 related to outstanding units is disclosed within “Accrued payroll and other liabilities” in the Company’s balance sheet as follows: $3,620 as a current liability and $1,302 as a non-current liability.

(iv) Expected to be recognized in a weighted-average period of 1.1 years.

16.Share-based compensation (continued)

ADBV Long-Term Incentive Plan (continued)

As discussed in Note 12, on August 13, 2012, the Company entered into a total equity return swap agreement to minimize earnings volatility related to these awards. The Company has not designated the swap as a hedge. Rather, the Company marks the swap to market and records the impact of the equity portion in “General and administrative expenses” in the Company’s consolidated statement of income. The adjustments to the value of the swap tend to offset the adjustments to the carrying value of the Company’s Long-Term Incentive Plan liability derived from changes in the Company’s stock price, which are also recorded in “General and administrative expenses”. As a result, there is no significant impact on the Company’s consolidated statement of income as from the effective date of the agreement.

Not including the impact of the total equity return swap agreement, compensation expense (benefit) for the fiscal years 2013, 2012 and 2011 amounted to $1,875,  $(15,746) and $19,295, respectively. See Note 12 for a discussion of the impact of the equity return swap agreement on the Company’s consolidated statement of income. Compensation expense is included within “General and administrative expenses” in the consolidated statement of income. Compensation expense for the fiscal year 2011 includes an incremental expense amounting to $10,526 related to the effect of remeasuring the accrued liability considering the initial quoted market price of $21.00 as a result of becoming a public company.

The Company recognized $334,  $4,424 and $(4,436) of related income tax expense (benefit) during fiscal years 2013, 2012 and 2011, respectively.

Award Right granted to the Chief Executive Officer

In addition, during 2008 the Company granted to the Chief Executive Officer an award right pursuant to which he was entitled to receive from the Company a lump sum amount of cash equal to 1% of the fair market value of the Company upon the occurrence of a Liquidity Event (an “Initial Public Offering” or “Change of Control” as defined in the agreement). The award right was subject to a four-year graduated vesting period (25% per year) of continued service as from August 3, 2007.

The Company recognized compensation expense related to this benefit on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The accrued liability was remeasured at the end of each reporting period until settlement, based on the estimated fair value of the Company. The fair value of the Company had been estimated based on a formula determined and approved by the Company’s Board of Directors. Effective December 31, 2010 the Company replaced the formula by the estimated initial public offering price for purposes of measuring the liability award. As a result of the Company’s initial public offering, on April 14, 2011 the Company settled the award in cash for $34,000.

Compensation expense for fiscal year 2011 amounted to $2,214. Compensation expense is included within “Other operating expenses, net” in the consolidated statement of income.

2011 Equity Incentive Plan

In March 2011, the Company adopted its Equity Incentive Plan, or 2011 Plan, to attract and retain the most highly qualified and capable professionals and to promote the success of its business. This plan replaces ADBV Long-Term Incentive Plan discussed above, although the awards that have already been granted will remain outstanding until their respective termination dates. Like ADBV Long-Term Incentive Plan, the 2011 Plan is being used to reward certain employees for the success of the Company’s business through an annual award program. The 2011 Plan permits grants of awards relating to class A shares, including awards in the form of shares (also referred to as stock), options, restricted shares, restricted share units, share appreciation rights, performance awards and other share-based awards as will be determined by the Company’s Board of Directors. The maximum number of shares that may be issued under the 2011 Plan is 2.5% of the Company’s total outstanding class A and class B shares immediately following its initial public offering.

16.Share-based compensation (continued)

2011 Equity Incentive Plan (continued)

The Company made a special grant of stock options and restricted share units in 2011 in connection with its initial public offering. Both types of special awards vest as follows: 1/3 on each of the second, third and fourth anniversaries of the grant date. The Company also made recurring grants of stock options and restricted share units in each of the fiscal years 2011, 2012 and 2013.  Both types of these recurring annual awards vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries. For all grants, each stock option granted represents the right to acquire a Class A share at its grant-date fair market value, while each restricted share unit represents the right to receive a Class A share when vested.

The Company utilizes a Black-Scholes option-pricing model to estimate the value of stock options at the grant date. The value of restricted share units is based on the quoted market price of the Company’s class A shares at the grant date. The following variables and assumptions have been used by the Company for purposes of measuring its stock options awards at each grant date (on the second quarter of each year):

	2013	2012	2011

Grant-date stock price (i).................................................	14.31	14.35	21.20
Weighted-average strike price.............................................	14.31	14.35	21.20
Expected volatility (ii) .....................................................	38.0%	48.0%	28.6%
Dividend yield .................................................................	1.7%	1.7%	1.1%
Risk-free interest rate .......................................................	1.0%	0.8%	3.4%
Expected term ...............................................................	last vesting date	last vesting date	last vesting date

(i)	Equal to the quoted market price per Class A share at market-closing of the date of grant.

(ii) Based on implied volatility of the Company’s class A shares, except for 2011 which was based on historical 1-year implied volatility of Latin American comparable companies, calculated as the standard deviation on the logarithms of daily price returns, annualized by the squared root of the number of days.

The resulting value of stock options and restricted share units granted was $1,807 and 3,056, respectively, during the fiscal year 2013; $3,051 and $3,030, respectively, during the fiscal year 2012; and $10,435 and $21,488, respectively, during the fiscal year 2011.

The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The Company recognized stock-based compensation expense in the amount of $5,782,  $12,900 and $8,202 during fiscal years 2013, 2012 and 2011, respectively, of which $1,964,  $7,997 and $5,703 relates to the special awards granted in connection with the initial public offering. Stock-based compensation expense is included within “General and administrative expenses” in the consolidated statements of income.

The Company recognized $88,  $2,807 and $1,690 of related income tax benefits during fiscal years 2103, 2012 and 2011, respectively.

16.Share-based compensation (continued)

2011 Equity Incentive Plan (continued)

Stock Options

The following table summarizes the activity of stock options during fiscal years 2013, 2012 and 2011:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2010 ...................................	-	-	-
2011 IPO special grant .....................................................	1,046,459	21.20	5.28
2011 annual grant .........................................................	833,388	21.20	5.89	2
Outstanding at December 31, 2011 .....................................	1,879,847	21.20	5.55
2012 annual grant	584,587	14.35	5.22
Outstanding at December 31, 2012 ...................................	2,464,434	19.58	5.47
2013 annual grant ...........................................................	431,726	14.31	4.19
Forfeitures .....................................................................	(462,272)	19.97	5.41
Outstanding at December 31, 2013 ...................................	2,433,888	18.57	5.26
Exercisable at December 31, 2013 .....................................	546,687	21.20	5.59

The following table provides a summary of outstanding stock options at December 31, 2013:

	Vested (i)	Non-vested (ii)	Total

Number of units outstanding...........................................................	546,687	1,887,201	2,433,888
Weighted-average grant-date fair market value per unit.....................	5.59	5.16	5.26
Total grant-date fair value...............................................................	3,057	9,735	12,792
Weighted-average accumulated percentage of service.........................	100.0	61.3	70.6
Stock-based compensation recognized in Additional paid-in capital.........	3,057	5,971	9,028
Compensation expense not yet recognized (iii)...................................	-	3,764	3,764

(i) Related to exercisable awards.
(ii) Related to awards that will vest between fiscal years 2014 and 2018.
(iii) Expected to be recognized in a weighted-average period of 3.1 years.

16.Share-based compensation (continued)

2011 Equity Incentive Plan (continued)

Restricted Share Units

The following table summarizes the activity of restricted share units during fiscal years 2013, 2012 and 2011:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2010 ...................................	-	-
2011 IPO special grant .....................................................	782,137	21.20
2011 annual grant .........................................................	231,455	21.20
Outstanding at December 31, 2011 .....................................	1,013,592	21.20
2012 annual grant	211,169	14.35
Outstanding at December 31, 2012 ...................................	1,224,761	20.02
2013 annual grant .........................................................	213,600	14.31
Partial vesting of 2011 grants (i) .....................................	(338,014)	21.20
Forfeitures	(196,253)	19.94
Outstanding at December 31, 2013 ...................................	904,094	18.25
Exercisable at December 31, 2013 .....................................	-	-

(i) The Company issued 338,014 Class A shares in connection with this partial vesting. Therefore, accumulated recorded compensation expense totaling $7,166 was reclassified from “Additional paid-in capital” to “Common Stock” upon issuance.

The following table provides a summary of outstanding restricted share units at December 31, 2013:

Number of units outstanding (i) ...................................................................	904,094
Weighted-average grant-date fair market value per unit .....................................	18.25
Total grant-date fair value ...........................................................................	16,496
Weighted-average accumulated percentage of service.......................................	64.8
Stock-based compensation recognized in Additional paid-in capital.......................	10,690
Compensation expense not yet recognized (ii) .................................................	5,806

(i)	Related to awards that will vest between fiscal years 2014 and 2018.
(ii)	Expected to be recognized in a weighted-average period of 3.1 years.